FILED PURSUANT TO RULE 497(E)
                                                     REGISTRATION NO. 333-141582

                GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND
                                  (THE "FUND")

                        A PORTFOLIO OF THE 787 FUND, INC.


        SUPPLEMENT DATED OCTOBER 17, 2008, TO THE FUND'S PROSPECTUS DATED
                MARCH 11, 2008, AS SUPPLEMENTED ON JULY 10, 2008

Effective October 20, 2008, all references in the Prospectus to Enterprise Shareholder Services should be replaced with The Gabelli Funds. All references to the toll-free number listed in the Prospectus to buy, sell or exchange shares should be replaced with the following toll free telephone number: 800-GABELLI (800-422-3554).

All references in the Prospectus to the Fund's website should be replaced with the following address web address: WWW.GABELLI.COM.

All references in the Prospectus to the mailing address to buy, sell or exchange shares should be replaced with the following addresses:

REGULAR MAIL                                   OVERNIGHT DELIVERY
The Gabelli Funds                              The Gabelli Funds
P.O. Box 8308                                  c/o BFDS
Boston, MA 02266-8308                          30 Dan Road
                                               Canton, MA 02021-2809

The "Buying Shares by Wire" section should be replaced with the following:

To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       State Street Bank and Trust Company
                       ABA #011-0000-28 REF DDA #99046187
              Re: Gabelli Enterprise Mergers and Acquisitions Fund
                             Account #______________
                         Account of [Registered Owners]
                      225 Franklin Street, Boston, MA 02110

If you are making an initial purchase, you should also complete and mail an account application to the address listed above in this supplement under "Regular Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.